Shareholder Fees {- Fidelity Blue Chip Growth K6 Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Blue Chip Growth K6 Fund PRO-06 | Fidelity Blue Chip Growth K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none